Other Investments (Table)	12 Months Ended
Dec. 31, 2024
Other Investment [Abstract]
Tabular Disclosure of Other Investments
As of December 31, this caption includes the following:

In thousands of soles	2024	2023
Current investments
Sovereign debt securities - at FVOCI	100,228	93,132

	100,228	93,132

Non-current investments
Sovereign debt securities - at FVOCI	282	289

	282	289